Employee Benefit Plans (Table)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Changes in benefit obligations and plan assets, as well as the funded status, actuarial assumptions and components of net periodic pension cost

The changes in benefit obligations and plan assets, as well as the funded status, actuarial assumptions and components of net periodic pension cost of the plan at December 31, 2012 were:

2012
Change in benefit obligation

October 1, 2012	$1,256
Actuarial loss	47
Service cost	—
Interest cost	14
Settlement	—
Benefits paid	(15)
End of year—benefit obligations	$1,302

Change in fair value of plan assets

October 1, 2012	$990
Benefits paid	(15)
Return on assets	8
End of year—fair value	$983

Amounts recognized in the consolidated statement of financial condition consist of:
Noncurrent asset	$—
Noncurrent liability	319
Funded status	$(319)

Actuarial assumptions used in accounting for net periodic pension cost

Actuarial assumptions used in accounting for net periodic pension cost were:

2012
Weighted average discount rate	4.00%
Weighted average rate of increase in compensation level	N/A
Weighted average expected long-term rate of return on plan assets	7.50%

Components of net periodic pension cost (benefit)

Service cost	$—
Interest cost	14
Expected return on plan assets	(18)
Loss	—
Amortization of prior service cost	—
Amortization of net (gain) loss	10
Net periodic pension cost (benefit)	$6

Summary of fair values and allocations of pension plan assets

The fair values and allocations of pension plan assets at December 31, 2012 are as follows:

	Market Value	Percent of Plan Assets
	(Amounts in thousands)
Cash and equivalents	$10	1%
Fixed income:
Bond funds	$355	36%
Equity securities:
Mutual funds	618	63%
Total	$983	100%

Summary of weighted-average asset allocations	The plan’s weighted-average asset allocations at December 31, 2012, by asset category are as follows.

U.S. equity	53%
International blend	10
Fixed income and cash equivalents	37

Summary of estimated future benefits payments	Estimated future benefits payments are shown below (in thousands):

Year	Pension Benefits
2013	$46
2014	56
2015	56
2016	56
2017	56
2018 - 2022	$337